General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2019
General and Administrative Expense [Abstract]
General and administrative expenses

General and administrative expenses for the years ended December 31, 2017, 2018 and 2019 are as follows:

	2017		2018	2019
Employee benefits:
Salaries	~~W~~	2,668,224	2,736,604	2,918,065
Severance benefits:
Defined contribution		21,040	23,745	35,972
Defined benefit		173,080	133,749	168,732
Termination benefits		285,158	115,275	122,732

		3,147,502	3,009,373	3,245,501

Entertainment		29,039	30,442	36,931
Depreciation		173,541	171,771	479,657
Amortization		66,860	73,575	99,208
Taxes and dues		165,689	176,133	197,691
Advertising		271,819	287,688	265,739
Research		14,093	13,928	17,742
Others		942,655	978,665	792,205

	~~W~~	4,811,198	4,741,575	5,134,674